DISPOSITIONS AND ACQUISITIONS (Details) - USD ($)			1 Months Ended	3 Months Ended																6 Months Ended	10 Months Ended	12 Months Ended
		May 09, 2016	May 31, 2013	Dec. 31, 2015		Sep. 30, 2015		Jun. 30, 2015		Mar. 31, 2015	Dec. 31, 2014		Sep. 30, 2014		Jun. 30, 2014		Mar. 31, 2014		Mar. 31, 2013	Jun. 30, 2014	Nov. 03, 2014	Dec. 31, 2015		Dec. 31, 2014		Dec. 31, 2013	Jun. 30, 2016	Oct. 06, 2014	Sep. 08, 2014	Jun. 20, 2014	Mar. 29, 2013
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Current assets				$ 744,000,000							$ 846,000,000											$ 744,000,000		$ 846,000,000
Long-term assets				4,124,000,000							3,999,000,000											4,124,000,000		3,999,000,000
Disposal Group, Including Discontinued Operation, Assets				4,900,000,000							4,800,000,000											4,900,000,000		4,800,000,000		$ 4,600,000,000
Current liabilities				108,000,000							193,000,000											108,000,000		193,000,000
Long-term liabilities				718,000,000							742,000,000											718,000,000		742,000,000
Noncontrolling interests				4,216,000,000							4,187,000,000											4,216,000,000		4,187,000,000
Net income from discontinued operations				(4,000,000)	[1]	$ 25,000,000		$ 29,000,000		$ 41,000,000	68,000,000		$ 70,000,000		$ 78,000,000		$ 61,000,000					91,000,000	[2]	277,000,000		388,000,000
Intersegment																						0		0		0
Net Cash Provided by (Used in) Discontinued Operations																						(118,000,000)		70,000,000		(59,000,000)
(Loss) income before income taxes and equity in affiliated companies' net earnings (losses)																						(14,128,000,000)		(800,000,000)		4,390,000,000
Net loss attributable to common stockholders				(4,081,000,000)	[3],[4],[5],[6],[7]	(3,830,000,000)	[3],[4],[5],[6],[7]	(1,851,000,000)	[3],[4],[5],[6],[7],[8]	(2,474,000,000)	(2,852,000,000)	[3],[4],[5],[6],[7]	552,000,000	[3],[4],[5],[6],[7]	482,000,000	[4],[5],[7]	$ 510,000,000	[4]				(12,236,000,000)	[3],[4],[5],[6],[7],[8]	(1,308,000,000)	[3],[4],[5],[6],[7]	2,658,000,000
Income Tax Expense (Benefit), Changes in Deferred Tax Liabilities and Deferred Tax Asset Valuation Allowances				$ 1,400,000,000		$ 1,100,000,000		$ 305,000,000		$ 458,000,000	22,000,000		$ 5,000,000		57,000,000							$ 3,300,000,000		84,000,000		190,000,000
Tenke [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Company's direct ownership percentage				56.00%																		56.00%
Discontinued Operations, Held-for-sale [Member] | Tenke Fungurume [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Disposal Group, Including Discontinued Operation, Cash and Cash Equivalents				$ 29,000,000							147,000,000											$ 29,000,000		147,000,000
Disposal Group, Including Discontinued Operation, Inventory, Current				584,000,000							594,000,000											584,000,000		594,000,000
Disposal Group, Including Discontinued Operation, Accounts, Notes and Loans Receivable, Net				131,000,000							105,000,000											131,000,000		105,000,000
Current assets				744,000,000							846,000,000											744,000,000		846,000,000
Disposal Group, Including Discontinued Operation, Property, Plant and Equipment, Noncurrent				3,261,000,000							3,290,000,000											3,261,000,000		3,290,000,000
Disposal Group, Including Discontinued Operation, Inventory, Noncurrent				608,000,000							491,000,000											608,000,000		491,000,000
Disposal Group, Including Discontinued Operation, Other Assets, Noncurrent				241,000,000							203,000,000											241,000,000		203,000,000
Long-term assets				4,110,000,000							3,984,000,000											4,110,000,000		3,984,000,000
Disposal Group, Including Discontinued Operation, Accounts Payable and Accrued Liabilities, Current				108,000,000							99,000,000											108,000,000		99,000,000
Disposal Group, Including Discontinued Operation, Deferred Tax Liabilities, Current				0							92,000,000											0		92,000,000
Disposal Group, Including Discontinued Operation, Other Liabilities, Current				0							2,000,000											0		2,000,000
Current liabilities				108,000,000							193,000,000											108,000,000		193,000,000
Disposal Group, Including Discontinued Operation, Deferred Tax Liabilities, Noncurrent				681,000,000							707,000,000											681,000,000		707,000,000
Disposal Group, Including Discontinued Operation, Other Liabilities, Noncurrent				37,000,000							35,000,000											37,000,000		35,000,000
Long-term liabilities				718,000,000							742,000,000											718,000,000		742,000,000
Noncontrolling interests				$ 1,178,000,000							$ 1,125,000,000											1,178,000,000		1,125,000,000
Disposal Group, Including Discontinued Operation, Revenue	[9]																					1,270,000,000		1,437,000,000		1,590,000,000
Disposal Group, Including Discontinued Operations, Production and delivery																						852,000,000		782,000,000		759,000,000
Disposal Group, Including Discontinued Operation, Depreciation and Amortization																						257,000,000		228,000,000		246,000,000
Disposal Group, Including Discontinued Operation, Interest Expense	[10]																					28,000,000		24,000,000		15,000,000
Disposal Group, Including Discontinued Operation, Other Expense																						26,000,000		27,000,000		47,000,000
Discontinued Operation, Income (Loss) from Discontinued Operation, before Income Tax																						107,000,000		376,000,000		523,000,000
Discontinued Operation, Tax Effect of Discontinued Operation																						(16,000,000)		(99,000,000)		(135,000,000)
Net income from discontinued operations																						91,000,000		277,000,000		388,000,000
Intersegment																						(114,000,000)		(121,000,000)		(47,000,000)
Cash Provided by (Used in) Operating Activities, Discontinued Operations																						217,000,000		529,000,000		594,000,000
Cash Provided by (Used in) Investing Activities, Discontinued Operations																						(253,000,000)		(174,000,000)		(208,000,000)
Cash Provided by (Used in) Financing Activities, Discontinued Operations																						(82,000,000)		(285,000,000)		(445,000,000)
Net Cash Provided by (Used in) Discontinued Operations																						$ (118,000,000)		70,000,000		(59,000,000)
Disposal Group, Disposed of by Sale, Not Discontinued Operations [Member] | Candelaria and Ojos del Salado Mining Complex [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Disposal Date											Nov. 03, 2014
Current assets																					$ 482,000,000
Long-term assets																					1,155,000,000
Current liabilities																					129,000,000
Long-term liabilities																					89,000,000
Noncontrolling interests																					243,000,000
Proceeds from Divestiture of Businesses, Net of Cash Divested											$ 1,800,000,000
Proceeds from Divestiture of Businesses, Net of Tax											1,500,000,000
Significant Acquisitions and Disposals, Gain (Loss) on Sale or Disposal, Pretax											671,000,000
Significant Acquisitions and Disposals, Gain (Loss) on Sale or Disposal, Net of Tax											$ 450,000,000
(Loss) income before income taxes and equity in affiliated companies' net earnings (losses)																					270,000,000					689,000,000
Net loss attributable to common stockholders																					144,000,000					$ 341,000,000
Business Combination, Contingent Consideration Arrangements, Range of Outcomes, Value, High																					$ 200,000,000
Business Combination, Contingent Consideration Arrangements, Basis for Amount											five percent of net copper revenues in any annual period over the ensuing five years when the average realized copper price exceeds $4.00 per pound
Business Acquisition, Effective Date of Acquisition											Jun. 30, 2014
Company's direct ownership percentage																												80.00%
Subsequent Event [Member] | Discontinued Operations, Held-for-sale [Member] | Tenke Fungurume [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Disposal Date		May 09, 2016
Percentage of undivided interest owned by company		70.00%
Proceeds from Divestiture of Businesses, Net of Cash Divested		$ 2,650,000,000
Business Combination, Contingent Consideration Arrangements, Range of Outcomes, Value, High		120,000,000
Subsequent Event [Member] | Discontinued Operations, Held-for-sale [Member] | Copper [Member] | Tenke Fungurume [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Contingent Consideration, Reference Price		3.50
Business Combination, Contingent Consideration Arrangements, Range of Outcomes, Value, High		60,000,000
Subsequent Event [Member] | Discontinued Operations, Held-for-sale [Member] | Cobalt [Member] | Tenke Fungurume [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Contingent Consideration, Reference Price		20
Business Combination, Contingent Consideration Arrangements, Range of Outcomes, Value, High		$ 60,000,000
Subsequent Event [Member] | Discontinued Operations, Held-for-sale [Member] | Tenke [Member] | Tenke Fungurume [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Percentage of undivided interest owned by company																											56.00%
Eagle Ford [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Adjustment to Goodwill																								$ (221,000,000)
Deposits																													$ 414,000,000
Eagle Ford [Member] | Disposal Group, Disposed of by Sale, Not Discontinued Operations [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Disposal Date																				Jun. 20, 2014
Business Combination, Consideration Transferred																				$ 3,100,000,000
Adjustment to Goodwill																				$ 221,000,000
Business Acquisition, Effective Date of Acquisition																				Apr. 01, 2014
Income Tax Expense (Benefit), Changes in Deferred Tax Liabilities and Deferred Tax Asset Valuation Allowances															$ 84,000,000
Deposits																														$ 1,300,000,000
Plains Exploration & Production Company [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Business Acquisition, Effective Date of Acquisition			May 31, 2013																							May 31, 2013
McMoRan Exploration Co [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Business Acquisition, Effective Date of Acquisition																										Jun. 03, 2013
Kokkola Cobalt Chemicals Refinery [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Business Combination, Consideration Transferred																			$ 382,000,000
Business Combination, Contingent Consideration Arrangements, Range of Outcomes, Value, High																															$ 110,000,000
Business Acquisition, Effective Date of Acquisition																			Mar. 29, 2013
Company's direct ownership percentage																															56.00%

[1]	Includes charges from continuing mining operations of $4 million ($3 million to net loss attributable to common stockholders) in the first quarter, $59 million ($38 million to net loss attributable to common stockholders or $0.04 per share) in the second quarter, $91 million ($58 million to net loss attributable to common stockholders or $0.05 per share) in the third quarter, $184 million ($118 million to net loss attributable to common stockholders or $0.10 per share) in the fourth quarter and $338 million ($217 million to net loss attributable to common stockholders or $0.20 per share) for the year associated with inventory adjustments to copper and molybdenum inventories. Additionally, includes charges from continuing mining operations of $92 million ($56 million to net loss attributable to common stockholders or $0.05 per share) in the third quarter, $53 million ($34 million to net loss attributable to common stockholders or $0.03 per share) in the fourth quarter and $145 million ($90 million to net loss attributable to common stockholders or $0.08 per share) for the year associated with impairments, restructuring and other net charges.
[2]	Includes net mark-to-market gains associated with crude oil and natural gas derivative contracts totaling $87 million in 2015 and $505 million in 2014.
[3]	Includes charges of $308 million ($192 million to net income attributable to common stockholders or $0.18 per share) in the third quarter, $3.4 billion ($2.1 billion to net loss attributable to common stockholders or $2.05 per share) in the fourth quarter and $3.7 billion ($2.3 billion to net loss attributable to common stockholders or $2.24 per share) for the year to reduce the carrying value of oil and gas properties pursuant to full cost accounting rules. Additionally, includes charges at the oil and gas operations in the fourth quarter and for the year of (i) $1.7 billion ($1.7 billion to net loss attributable to common stockholders or $1.65 per share) for the impairment of the full carrying value of goodwill and (ii) $46 million ($29 million to net loss attributable to common stockholders or $0.03 per share) for idle/terminated rig costs and inventory write-downs.
[4]	Includes credits (charges) of $15 million ($9 million to net income attributable to common stockholders or $0.01 per share) in the first quarter, $(7) million ($(4) million to net income attributable to common stockholders) in the second quarter, $122 million ($76 million to net income attributable to common stockholders or $0.07 per share) in the third quarter, $497 million ($309 million to net loss attributable to common stockholders or $0.30 per share) in the fourth quarter and $627 million ($389 million to net loss attributable to common stockholders or $0.37 per share) for the year for net noncash mark-to-market gains (losses) on crude oil and natural gas derivative contracts.
[5]	Includes net gains (losses) on early extinguishment of debt totaling $4 million in the second quarter, $17 million ($0.02 per share) in the third quarter, $(18) million ($(0.02) per share) in the fourth quarter and $3 million for the year. Refer to Note 8 for further discussion.
[6]	Includes net gains of $46 million ($31 million to net income attributable to common stockholders or $0.03 per share) in the third quarter, $671 million ($450 million to net loss attributable to common stockholders or $0.43 per share) in the fourth quarter and $717 million ($481 million to net loss attributable to common stockholders or $0.46 per share) for the year primarily from the sale of the Candelaria and Ojos del Salado copper mining operations in the fourth quarter (refer to Note 2 for further discussion) and the sale of a metals injection molding plant in the third quarter.
[7]	Includes tax charges of $57 million ($0.06 per share) in the second quarter, $5 million in the third quarter, $22 million ($0.02 per share) in the fourth quarter and $84 million ($0.08 per share) for the year associated with deferred taxes recorded in connection with the allocation of goodwill to the sale of the Eagle Ford shale assets. Additionally, includes net tax charges (benefit) of $54 million ($7 million attributable to noncontrolling interests and $47 million to net income attributable to common stockholders or $0.04 per share) in the third quarter, $(17) million ($11 million attributable to noncontrolling interests and $(28) million to net loss attributable to common stockholders or $(0.03) per share) in the fourth quarter and $37 million ($18 million attributable to noncontrolling interests and $19 million to net loss attributable to common stockholders or $0.02 per share) for the year associated with changes in Chilean tax rules, U.S. federal income tax law and Peruvian tax rules, partially offset by a tax benefit related to changes in U.S. state income tax filing positions.
[8]	Includes a gain of $92 million ($0.09 per share) in the second quarter and for the year associated with the net proceeds received from insurance carriers and other third parties related to the shareholder derivative litigation settlement.
[9]	a.In accordance with accounting guidance, amounts are net of eliminations of intercompany sales totaling $114 million in 2015, $121 million in 2014 and $47 million in 2013.
[10]	b.In accordance with accounting guidance, interest associated with FCX's Term Loan that will be required to be repaid as a result of the sale of TFHL has been allocated to discontinued operations.